Loans and Allowance for Loan Losses - Credit Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 2,050,199	$ 1,758,541
Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	2,038,160	1,742,342
Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	6,111	6,695
Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	5,928	9,504
Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,911,886	1,655,735
Real Estate Portfolio Segment | Residential 1-4 family
Credit Risk Profile by Internally Assigned Grade
Total Loans	460,692	406,667
Real Estate Portfolio Segment | Residential 1-4 family | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	452,411	395,664
Real Estate Portfolio Segment | Residential 1-4 family | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	3,949	5,677
Real Estate Portfolio Segment | Residential 1-4 family | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	4,332	5,326
Real Estate Portfolio Segment | Residential 1-4 family | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Multifamily
Credit Risk Profile by Internally Assigned Grade
Total Loans	134,613	91,992
Real Estate Portfolio Segment | Multifamily | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	134,613	91,992
Real Estate Portfolio Segment | Multifamily | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Multifamily | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Multifamily | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Commercial
Credit Risk Profile by Internally Assigned Grade
Total Loans	701,055	661,223
Real Estate Portfolio Segment | Commercial | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	698,083	657,456
Real Estate Portfolio Segment | Commercial | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,690	646
Real Estate Portfolio Segment | Commercial | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	1,282	3,121
Real Estate Portfolio Segment | Commercial | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Construction
Credit Risk Profile by Internally Assigned Grade
Total Loans	518,245	392,039
Real Estate Portfolio Segment | Construction | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	518,123	391,778
Real Estate Portfolio Segment | Construction | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	64	84
Real Estate Portfolio Segment | Construction | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	58	177
Real Estate Portfolio Segment | Construction | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Farmland
Credit Risk Profile by Internally Assigned Grade
Total Loans	24,071	34,212
Real Estate Portfolio Segment | Farmland | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	23,895	33,500
Real Estate Portfolio Segment | Farmland | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	112	125
Real Estate Portfolio Segment | Farmland | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	64	587
Real Estate Portfolio Segment | Farmland | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Second mortgages
Credit Risk Profile by Internally Assigned Grade
Total Loans	11,197	8,952
Real Estate Portfolio Segment | Second mortgages | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	10,979	8,765
Real Estate Portfolio Segment | Second mortgages | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	179	43
Real Estate Portfolio Segment | Second mortgages | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	39	144
Real Estate Portfolio Segment | Second mortgages | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Real Estate Portfolio Segment | Equity lines of credit
Credit Risk Profile by Internally Assigned Grade
Total Loans	62,013	60,650
Real Estate Portfolio Segment | Equity lines of credit | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	61,927	60,553
Real Estate Portfolio Segment | Equity lines of credit | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	41
Real Estate Portfolio Segment | Equity lines of credit | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	86	56
Real Estate Portfolio Segment | Equity lines of credit | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial
Credit Risk Profile by Internally Assigned Grade
Total Loans	78,245	47,939
Commercial | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	78,206	47,937
Commercial | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	39	2
Commercial | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Commercial | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	0	0
Agricultural, installment and other
Credit Risk Profile by Internally Assigned Grade
Total Loans	60,068	54,867
Agricultural, installment and other | Pass
Credit Risk Profile by Internally Assigned Grade
Total Loans	59,923	54,697
Agricultural, installment and other | Special mention
Credit Risk Profile by Internally Assigned Grade
Total Loans	78	77
Agricultural, installment and other | Substandard
Credit Risk Profile by Internally Assigned Grade
Total Loans	67	93
Agricultural, installment and other | Doubtful
Credit Risk Profile by Internally Assigned Grade
Total Loans	$ 0	$ 0